7. STOCKHOLDERS' DEFICIT (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Expected dividends	0.00%	0.00%
Expected volatility	183.35%	283.23%
Expected term	5 years	10 years
Risk free interest rate	1.50%	1.69%
Expected forfeitures	0.00%	0.00%
Grant Date
Expected dividends	0.00%
Expected volatility	96.35%
Expected term	3 years
Risk free interest rate	1.45%
Expected forfeitures	0.00%